Report of Independent Registered Public Accounting Firm

The Board of Directors of COUNTRY Investors Life Assurance Company and
Contract Owners of COUNTRY Investors Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise COUNTRY Investors Variable Annuity Account (the Separate Account), as of December 31, 2021, the related statements of operations, and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Chicago, Illinois
April 26, 2022

Appendix

Subaccounts comprising COUNTRY Investors Variable Annuity Account

Subaccounts	Statement of operations	Statements of changes in net assets
American Century VP Capital Appreciation Fund	For the year ended	For each of the two years in the
American Century VP Inflation Protection Bond Fund	December 31, 2021	period ended December 31, 2021
American Century VP Ultra® Fund
BNY Mellon VIF Appreciation Portfolio – Initial Shares
BNY Mellon VIF Growth & Income Portfolio – Initial Shares
BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares
Calvert VP EAFE International Index Portfolio - Class F
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Calvert VP S&P MidCap 400 Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio - Class F
DWS Global Small Cap VIP - Class A
DWS International Growth VIP – Class A
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Fidelity® VIP Disciplined Small Cap - Service Class 2
Fidelity® VIP Growth & Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Service Class 2
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Real Estate Portfolio - Service Class 2
Franklin Global Real Estate VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Stock Portfolio

COUNTRY Investors Variable Annuity Account
Statements of Assets and Liabilities
December 31, 2021

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
American Century VP Capital Appreciation Fund	$91,574	$91,574	$-	$91,574	$72,078	4,897.03	2,180.43	-
American Century VP Inflation Protection Bond Fund	21,483	21,483	-	21,483	19,376	1,876.27	1,402.82	-
American Century VP Ultra® Fund	427,363	427,363	-	427,363	221,927	13,618.97	7,166.60	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	62,289	62,289	-	62,289	44,943	1,159.51	1,378.95	-
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	152,558	152,558	-	152,558	105,653	3,669.03	3,329.00	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	158,909	158,909	-	158,909	125,017	2,750.71	6,096.01	-
Calvert VP EAFE International Index Portfolio - Class F	1,449,898	1,449,898	-	1,449,898	1,273,962	14,252.42	64,254.55	-
Calvert VP Russell 2000® Small Cap Index Portfolio	486,330	480,662	5,668	486,330	373,034	4,895.61	13,394.96	157.94
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	52,258	52,258	-	52,258	40,781	529.30	978.55	-
Calvert VP S&P MidCap 400 Index Portfolio	287,343	287,343	-	287,343	192,923	1,988.95	6,277.96	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	56,580	56,580	-	56,580	42,809	390.93	1,240.00	-
DWS Global Small Cap VIP - Class A	21,560	21,560	-	21,560	17,782	1,581.81	556.51	-
Federated Hermes Government Money Fund II - Service Shares	474,229	474,229	-	474,229	474,229	474,228.75	51,940.93	-
Federated Hermes Managed Volatility Fund II - Primary Shares	363,463	363,463	-	363,463	301,755	28,175.40	18,518.61	-
Federated Hermes Quality Bond Fund II - Primary Shares	1,092,710	1,092,710	-	1,092,710	1,051,670	97,043.55	87,275.97	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,912,287	2,912,287	-	2,912,287	1,886,730	53,583.94	49,857.13	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	518,196	518,196	-	518,196	337,838	9,868.52	7,910.73	-
Fidelity® VIP Disciplined Small Cap - Service Class 2	196	196	-	196	144	9.58	5.60	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	274,172	274,172	-	274,172	187,290	10,456.58	7,410.27	-
Fidelity® VIP Growth Portfolio - Initial Class	640,507	624,258	16,249	640,507	437,076	6,253.12	10,702.04	278.58
Fidelity® VIP Growth Portfolio - Service Class 2	94,084	94,084	-	94,084	71,605	946.33	1,224.64	-
Fidelity® VIP High Income Portfolio - Service Class 2	7,474	7,474	-	7,474	6,936	1,485.94	293.64	-
Fidelity® VIP Index 500 Portfolio - Initial Class	3,382,552	3,369,098	13,454	3,382,552	1,613,303	7,223.51	70,694.74	282.31
Fidelity® VIP Index 500 Portfolio - Service Class 2	3,209,179	3,209,179	-	3,209,179	1,741,687	6,947.03	53,120.31	-
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	5,984,192	5,972,380	11,812	5,984,192	5,979,358	448,254.08	458,694.93	907.17
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,843,200	2,843,200	-	2,843,200	2,396,037	72,180.76	58,037.96	-
Fidelity® VIP Overseas Portfolio - Initial Class	841,391	841,391	-	841,391	655,719	28,736.04	30,687.61	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	645,297	645,297	-	645,297	498,120	27,624.01	11,696.79	-
Franklin Global Real Estate VIP Fund - Class 2	581,428	581,428	-	581,428	490,896	33,281.49	29,678.66	-
Franklin Mutual Shares VIP Fund - Class 2	103,197	103,197	-	103,197	97,416	5,374.86	4,117.10	-
Franklin Small Cap Value VIP Fund - Class 2	1,162,514	1,162,514	-	1,162,514	994,463	66,277.86	28,388.80	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	181,379	181,379	-	181,379	148,921	8,100.91	3,641.39	-
Franklin U.S. Government Securities VIP Fund - Class 2	125,445	125,445	-	125,445	134,084	10,842.28	9,474.04	-

See accompanying notes, including note 6 which includes per unit information.

3

COUNTRY Investors Variable Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2021

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Templeton Global Bond VIP Fund - Class 2	$20,977	$20,977	$-	$20,977	$26,988	1,597.63	1,656.09	-
Templeton Growth VIP Fund - Class 2	123,089	123,089	-	123,089	126,938	10,620.26	6,504.75	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	377,247	367,200	10,047	377,247	280,233	28,279.38	8,208.38	224.59
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	299,679	299,679	-	299,679	216,193	10,552.08	7,084.84	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	450,820	450,820	-	450,820	303,391	16,066.29	8,354.93	-
T. Rowe Price All-Cap Opportunities Portfolio	5,163,728	5,163,728	-	5,163,728	4,513,509	133,498.66	71,803.88	-
T. Rowe Price Equity Income Portfolio	5,116,898	5,116,898	-	5,116,898	4,560,837	170,166.22	158,138.97	-
T. Rowe Price Moderate Allocation Portfolio	709,530	709,530	-	709,530	644,448	31,353.50	23,144.69	-
T. Rowe Price International Stock Portfolio	2,594,207	2,594,207	-	2,594,207	2,548,307	162,036.64	108,803.73	-

See accompanying notes, including note 6 which includes per unit information.

4

COUNTRY Investors Variable Annuity Account

Statements of Operations

Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
American Century VP Capital Appreciation Fund	$-	$(1,084)	$(1,084)	$1,418	$10,576	$11,994	$(2,450)	$8,460
American Century VP Inflation Protection Bond Fund	703	(246)	457	79	-	79	557	1,093
American Century VP Ultra® Fund	-	(4,641)	(4,641)	5,006	25,118	30,124	50,636	76,119
BNY Mellon VIF Appreciation Portfolio - Initial Shares	244	(667)	(423)	79	5,080	5,159	7,977	12,713
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	668	(1,674)	(1,006)	2,447	8,885	11,332	19,419	29,745
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	177	(1,896)	(1,719)	3,930	-	3,930	19,724	21,935
Calvert VP EAFE International Index Portfolio - Class F	25,958	(17,372)	8,586	18,605	-	18,605	102,896	130,087
Calvert VP Russell 2000® Small Cap Index Portfolio	3,667	(5,811)	(2,144)	7,133	13,512	20,645	38,945	57,446
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	395	(626)	(231)	1,116	1,454	2,570	3,997	6,336
Calvert VP S&P MidCap 400 Index Portfolio	2,294	(3,246)	(952)	6,557	7,791	14,348	41,069	54,465
Calvert VP S&P MidCap 400 Index Portfolio - Class F	450	(640)	(190)	620	1,527	2,147	8,741	10,698
DWS Global Small Cap VIP - Class A	75	(249)	(174)	61	-	61	2,707	2,594
Federated Hermes Government Money Fund II - Service Shares	8	(5,615)	(5,607)	-	-	-	-	(5,607)
Federated Hermes Managed Volatility Fund II - Primary Shares	5,918	(4,048)	1,870	1,751	-	1,751	49,489	53,110
Federated Hermes Quality Bond Fund II - Primary Shares	41,719	(17,248)	24,471	15,602	14,470	30,072	(85,074)	(30,531)
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,713	(32,043)	(30,330)	151,464	338,220	489,684	170,972	630,326
Fidelity® VIP Contrafund® Portfolio - Service Class 2	125	(5,588)	(5,463)	5,177	59,682	64,859	48,849	108,245
Fidelity® VIP Disciplined Small Cap - Service Class 2	-	(2)	(2)	1	3	4	29	31
Fidelity® VIP Growth & Income Portfolio - Initial Class	6,237	(3,055)	3,182	4,013	11,476	15,489	35,455	54,126
Fidelity® VIP Growth Portfolio - Initial Class	-	(7,047)	(7,047)	8,594	121,551	130,145	(8,197)	114,901
Fidelity® VIP Growth Portfolio - Service Class 2	-	(1,036)	(1,036)	471	18,134	18,605	(922)	16,647
Fidelity® VIP High Income Portfolio - Service Class 2	397	(89)	308	(28)	-	(28)	(68)	212
Fidelity® VIP Index 500 Portfolio - Initial Class	38,865	(37,130)	1,735	239,305	22,533	261,838	479,676	743,249
Fidelity® VIP Index 500 Portfolio - Service Class 2	30,871	(35,640)	(4,769)	182,817	21,765	204,582	507,302	707,115
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	118,934	(64,389)	54,545	41,303	149,007	190,310	(349,486)	(104,631)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	9,779	(37,670)	(27,891)	214,434	446,088	660,522	50,297	682,928
Fidelity® VIP Overseas Portfolio - Initial Class	4,195	(9,085)	(4,890)	38,194	58,050	96,244	32,939	124,293
Fidelity® VIP Real Estate Portfolio - Service Class 2	5,409	(6,858)	(1,449)	3,431	3,502	6,933	176,532	182,016
Franklin Global Real Estate VIP Fund - Class 2	4,825	(6,465)	(1,640)	16,175	12,414	28,589	94,391	121,340
Franklin Mutual Shares VIP Fund - Class 2	2,898	(1,333)	1,565	(1,321)	-	(1,321)	20,620	20,864
Franklin Small Cap Value VIP Fund - Class 2	12,390	(14,364)	(1,974)	(10,206)	32,807	22,601	235,606	256,233

See accompanying notes.

5

COUNTRY Investors Variable Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
Franklin Small-Mid Cap Growth VIP Fund - Class 2	$-	$(2,215)	$(2,215)	$144	$21,869	$22,013	$(4,474)	$15,324
Franklin U.S. Government Securities VIP Fund - Class 2	3,147	(1,521)	1,626	(722)	-	(722)	(4,755)	(3,851)
Templeton Global Bond VIP Fund - Class 2	-	(252)	(252)	(237)	-	(237)	(846)	(1,335)
Templeton Growth VIP Fund - Class 2	1,365	(1,508)	(143)	423	-	423	4,588	4,868
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	3,233	(4,233)	(1,000)	27,523	17,812	45,335	42,127	86,462
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	1,697	(3,787)	(2,090)	19,865	8,202	28,067	31,112	57,089
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	1,523	(5,827)	(4,304)	22,542	12,815	35,357	57,223	88,276
T. Rowe Price All-Cap Opportunities Portfolio	-	(58,853)	(58,853)	122,682	962,094	1,084,776	(164,287)	861,636
T. Rowe Price Equity Income Portfolio	79,409	(60,779)	18,630	49,986	355,744	405,730	656,359	1,080,719
T. Rowe Price Moderate Allocation Portfolio	6,874	(8,380)	(1,506)	7,441	65,456	72,897	(13,189)	58,202
T. Rowe Price International Stock Portfolio	15,754	(30,872)	(15,118)	36,875	174,043	210,918	(201,707)	(5,907)

See accompanying notes.

6

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
American Century VP Capital Appreciation Fund	$86,460	$(1,084)	$11,994	$(2,450)	$8,460	$2,741	$(4,461)	$(101)	$(1,525)	$(3,346)	$5,114	$91,574
American Century VP Inflation Protection Bond Fund	20,286	457	79	557	1,093	-	(251)	(34)	389	104	1,197	21,483
American Century VP Ultra® Fund	349,653	(4,641)	30,124	50,636	76,119	3,504	(1,099)	(146)	(668)	1,591	77,710	427,363
BNY Mellon VIF Appreciation Portfolio - Initial Shares	49,393	(423)	5,159	7,977	12,713	1,490	(596)	(101)	(610)	183	12,896	62,289
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	124,099	(1,006)	11,332	19,419	29,745	1,100	(2,359)	(115)	88	(1,286)	28,459	152,558
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	146,529	(1,719)	3,930	19,724	21,935	6,458	(11,942)	(226)	(3,845)	(9,555)	12,380	158,909
Calvert VP EAFE International Index Portfolio - Class F	1,390,186	8,586	18,605	102,896	130,087	88,298	(150,641)	(4,373)	(3,659)	(70,375)	59,712	1,449,898
Calvert VP Russell 2000® Small Cap Index Portfolio	437,294	(2,144)	20,645	38,945	57,446	2,924	(3,043)	48	(8,339)	(8,410)	49,036	486,330
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	50,609	(231)	2,570	3,997	6,336	-	-	(77)	(4,610)	(4,687)	1,649	52,258
Calvert VP S&P MidCap 400 Index Portfolio	240,634	(952)	14,348	41,069	54,465	1,000	(7,597)	(205)	(954)	(7,756)	46,709	287,343
Calvert VP S&P MidCap 400 Index Portfolio - Class F	48,368	(190)	2,147	8,741	10,698	-	-	(63)	(2,423)	(2,486)	8,212	56,580
DWS Global Small Cap VIP - Class A	19,151	(174)	61	2,707	2,594	-	-	(42)	(143)	(185)	2,409	21,560
Federated Hermes Government Money Fund II - Service Shares	472,952	(5,607)	-	-	(5,607)	7,398	(13,343)	(545)	13,374	6,884	1,277	474,229
Federated Hermes Managed Volatility Fund II - Primary Shares	308,412	1,870	1,751	49,489	53,110	5,791	(7,496)	(349)	3,995	1,941	55,051	363,463
Federated Hermes Quality Bond Fund II - Primary Shares	1,687,802	24,471	30,072	(85,074)	(30,531)	37,037	(69,935)	(1,681)	(529,982)	(564,561)	(595,092)	1,092,710

See accompanying notes.

7

COUNTRY Investors Variable Annuity Account
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP Contrafund® Portfolio - Initial Class	$2,701,485	$(30,330)	$489,684	$170,972	$630,326	$60,262	$(138,765)	$(2,902)	$(338,119)	$(419,524)	$210,802	$2,912,287
Fidelity® VIP Contrafund® Portfolio - Service Class 2	416,252	(5,463)	64,859	48,849	108,245	-	(926)	(385)	(4,990)	(6,301)	101,944	518,196
Fidelity® VIP Disciplined Small Cap - Service Class 2	167	(2)	4	29	31	-	-	(2)	-	(2)	29	196
Fidelity® VIP Growth & Income Portfolio - Initial Class	223,023	3,182	15,489	35,455	54,126	1,970	(1,233)	(286)	(3,428)	(2,977)	51,149	274,172
Fidelity® VIP Growth Portfolio - Initial Class	527,108	(7,047)	130,145	(8,197)	114,901	3,239	(5,987)	217	1,029	(1,502)	113,399	640,507
Fidelity® VIP Growth Portfolio - Service Class 2	77,511	(1,036)	18,605	(922)	16,647	-	-	(7)	(67)	(74)	16,573	94,084
Fidelity® VIP High Income Portfolio - Service Class 2	8,152	308	(28)	(68)	212	-	(999)	(16)	125	(890)	(678)	7,474
Fidelity® VIP Index 500 Portfolio - Initial Class	2,918,577	1,735	261,838	479,676	743,249	21,024	(171,677)	(1,849)	(126,772)	(279,274)	463,975	3,382,552
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,694,288	(4,769)	204,582	507,302	707,115	121,177	(251,121)	(6,896)	(55,384)	(192,224)	514,891	3,209,179
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,897,188	54,545	190,310	(349,486)	(104,631)	194,557	(477,331)	(8,731)	1,483,140	1,191,635	1,087,004	5,984,192
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,313,956	(27,891)	660,522	50,297	682,928	97,894	(304,620)	(5,586)	(941,372)	(1,153,684)	(470,756)	2,843,200
Fidelity® VIP Overseas Portfolio - Initial Class	698,374	(4,890)	96,244	32,939	124,293	17,566	(43,680)	(480)	45,318	18,724	143,017	841,391
Fidelity® VIP Real Estate Portfolio - Service Class 2	490,463	(1,449)	6,933	176,532	182,016	30,030	(48,601)	(1,465)	(7,146)	(27,182)	154,834	645,297
Franklin Global Real Estate VIP Fund - Class 2	506,412	(1,640)	28,589	94,391	121,340	5,254	(24,230)	(384)	(26,964)	(46,324)	75,016	581,428
Franklin Mutual Shares VIP Fund - Class 2	116,769	1,565	(1,321)	20,620	20,864	-	(1,979)	(141)	(32,316)	(34,436)	(13,572)	103,197
Franklin Small Cap Value VIP Fund - Class 2	1,144,510	(1,974)	22,601	235,606	256,233	25,201	(77,429)	(1,754)	(184,247)	(238,229)	18,004	1,162,514

See accompanying notes.

8

COUNTRY Investors Variable Annuity Account
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Franklin Small-Mid Cap Growth VIP Fund - Class 2	$175,562	$(2,215)	$22,013	$(4,474)	$15,324	$1,369	$(9,689)	$(170)	$(1,017)	$(9,507)	$5,817	$181,379
Franklin U.S. Government Securities VIP Fund - Class 2	126,623	1,626	(722)	(4,755)	(3,851)	5,045	(3,984)	(82)	1,694	2,673	(1,178)	125,445
Templeton Global Bond VIP Fund - Class 2	21,624	(252)	(237)	(846)	(1,335)	-	(333)	(6)	1,027	688	(647)	20,977
Templeton Growth VIP Fund - Class 2	137,540	(143)	423	4,588	4,868	2,560	(4,337)	(104)	(17,438)	(19,319)	(14,451)	123,089
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	324,152	(1,000)	45,335	42,127	86,462	4,715	(12,838)	269	(25,513)	(33,367)	53,095	377,247
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	296,355	(2,090)	28,067	31,112	57,089	4,370	(29,066)	(261)	(28,808)	(53,765)	3,324	299,679
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	468,770	(4,304)	35,357	57,223	88,276	18,896	(44,707)	(1,221)	(79,194)	(106,226)	(17,950)	450,820
T. Rowe Price All-Cap Opportunities Portfolio	4,509,974	(58,853)	1,084,776	(164,287)	861,636	166,891	(361,150)	(9,981)	(3,642)	(207,882)	653,754	5,163,728
T. Rowe Price Equity Income Portfolio	4,701,491	18,630	405,730	656,359	1,080,719	198,325	(456,922)	(10,721)	(395,994)	(665,312)	415,407	5,116,898
T. Rowe Price Moderate Allocation Portfolio	674,283	(1,506)	72,897	(13,189)	58,202	991	(39,644)	(461)	16,159	(22,955)	35,247	709,530
T. Rowe Price International Stock Portfolio	2,412,967	(15,118)	210,918	(201,707)	(5,907)	114,400	(243,562)	(5,754)	322,063	187,147	181,240	2,594,207

See accompanying notes.

9

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
American Century VP Capital Appreciation Fund	$61,801	$(733)	$5,671	$16,287	$21,225	$14,138	$(4,828)	$(75)	$(5,801)	$3,434	$24,659	$86,460
American Century VP Inflation Protection Bond Fund	116,915	(66)	(358)	7,219	6,795	-	(101,438)	(226)	(1,760)	(103,424)	(96,629)	20,286
American Century VP Ultra® Fund	204,020	(3,342)	52,707	62,369	111,734	32,594	(17,759)	(147)	19,211	33,899	145,633	349,653
BNY Mellon VIF Appreciation Portfolio - Initial Shares	48,179	(198)	944	7,924	8,670	90	(6,366)	(96)	(1,084)	(7,456)	1,214	49,393
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	112,019	(446)	13,367	8,836	21,757	400	(5,934)	(103)	(4,040)	(9,677)	12,080	124,099
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	165,931	(547)	(2,950)	15,808	12,311	2,563	(28,521)	(189)	(5,566)	(31,713)	(19,402)	146,529
Calvert VP EAFE International Index Portfolio - Class F	1,550,704	26,337	(28,197)	58,692	56,832	10,243	(149,613)	(5,158)	(72,822)	(217,350)	(160,518)	1,390,186
Calvert VP Russell 2000® Small Cap Index Portfolio	441,194	(553)	20,679	26,179	46,305	7,014	(44,821)	(3)	(12,395)	(50,205)	(3,900)	437,294
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	66,325	(86)	(1,354)	3,628	2,188	(4,078)	-	(65)	(13,761)	(17,904)	(15,716)	50,609
Calvert VP S&P MidCap 400 Index Portfolio	242,160	33	18,977	1,535	20,545	1,845	(17,737)	(179)	(6,000)	(22,071)	(1,526)	240,634
Calvert VP S&P MidCap 400 Index Portfolio - Class F	78,831	(81)	1,952	(4,751)	(2,880)	-	(9,948)	(56)	(17,579)	(27,583)	(30,463)	48,368
DWS Global Small Cap VIP - Class A	15,774	(61)	(63)	2,812	2,688	630	-	(37)	96	689	3,377	19,151
DWS International Growth VIP - Class A	1,289	7	555	(405)	157	-	-	(3)	(1,443)	(1,446)	(1,289)	-
Federated Hermes Government Money Fund II - Service Shares	217,208	(4,166)	-	-	(4,166)	(14,105)	(10,100)	(400)	284,515	259,910	255,744	472,952
Federated Hermes Managed Volatility Fund II - Primary Shares	323,954	4,199	(3,892)	(3,037)	(2,730)	8,802	(25,825)	(327)	4,538	(12,812)	(15,542)	308,412
Federated Hermes Quality Bond Fund II - Primary Shares	2,193,912	36,894	15,410	74,167	126,471	18,877	(382,358)	(3,514)	(265,586)	(632,581)	(506,110)	1,687,802

See accompanying notes.

10

COUNTRY Investors Variable Annuity Account
Statements of Changes in Net Assets (continued)
Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Fidelity® VIP Contrafund® Portfolio - Initial Class	$2,365,509	$(23,572)	$142,402	$524,043	$642,873	$27,853	$(186,241)	$(3,019)	$(145,490)	$(306,897)	$335,976	$2,701,485
Fidelity® VIP Contrafund® Portfolio - Service Class 2	458,466	(5,129)	58,119	90,540	143,530	(5,816)	(229,858)	(558)	50,488	(185,744)	(42,214)	416,252
Fidelity® VIP Disciplined Small Cap - Service Class 2	144	-	(1)	26	25	-	-	(2)	-	(2)	23	167
Fidelity® VIP Growth & Income Portfolio - Initial Class	216,284	1,838	15,008	(3,799)	13,047	640	(1,763)	(243)	(4,942)	(6,308)	6,739	223,023
Fidelity® VIP Growth Portfolio - Initial Class	464,827	(5,029)	107,009	50,337	152,317	1,220	(92,025)	114	655	(90,036)	62,281	527,108
Fidelity® VIP Growth Portfolio - Service Class 2	54,494	(828)	11,167	15,303	25,642	7,444	-	(38)	(10,031)	(2,625)	23,017	77,511
Fidelity® VIP High Income Portfolio - Service Class 2	128,215	411	(7,132)	448	(6,273)	-	(101,934)	(229)	(11,627)	(113,790)	(120,063)	8,152
Fidelity® VIP Index 500 Portfolio - Initial Class	3,144,549	13,736	398,835	(46,835)	365,736	18,466	(435,148)	(1,878)	(173,148)	(591,708)	(225,972)	2,918,577
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,962,555	6,855	293,473	84,847	385,175	22,541	(252,489)	(8,137)	(415,357)	(653,442)	(268,267)	2,694,288
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,308,155	50,202	41,519	238,521	330,242	25,558	(381,828)	(9,244)	624,305	258,791	589,033	4,897,188
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,947,445	(20,788)	(73,694)	529,327	434,845	32,347	(316,655)	(5,797)	221,771	(68,334)	366,511	3,313,956
Fidelity® VIP Overseas Portfolio - Initial Class	734,158	(5,003)	44,720	40,600	80,317	11,674	(52,521)	(542)	(74,712)	(116,101)	(35,784)	698,374
Fidelity® VIP Real Estate Portfolio - Service Class 2	562,113	3,489	3,840	(55,101)	(47,772)	10,189	(107,317)	(1,714)	74,964	(23,878)	(71,650)	490,463
Franklin Global Real Estate VIP Fund - Class 2	525,775	9,092	49,951	(91,265)	(32,222)	5,009	(13,788)	(415)	22,053	12,859	(19,363)	506,412
Franklin Mutual Shares VIP Fund - Class 2	173,099	1,682	(1,931)	(10,638)	(10,887)	(18,755)	(8,914)	(129)	(17,645)	(45,443)	(56,330)	116,769
Franklin Small Cap Value VIP Fund - Class 2	1,044,471	2,122	25,164	30,542	57,828	8,085	(53,998)	(1,621)	89,745	42,211	100,039	1,144,510

See accompanying notes.

11

COUNTRY Investors Variable Annuity Account
Statements of Changes in Net Assets (continued)

Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Franklin Small-Mid Cap Growth VIP Fund - Class 2	$129,486	$(1,670)	$14,063	$50,769	$63,162	$740	$(13,105)	$(163)	$(4,558)	$(17,086)	$46,076	$175,562
Franklin U.S. Government Securities VIP Fund - Class 2	121,626	2,891	(326)	622	3,187	4,032	(2,105)	(107)	(10)	1,810	4,997	126,623
Templeton Global Bond VIP Fund - Class 2	22,716	1,574	(165)	(2,832)	(1,423)	-	(334)	(6)	671	331	(1,092)	21,624
Templeton Growth VIP Fund - Class 2	128,426	2,120	(447)	5,043	6,716	4,732	(4,274)	(91)	2,031	2,398	9,114	137,540
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	347,687	694	37,181	(40,834)	(2,959)	2,055	(23,503)	77	795	(20,576)	(23,535)	324,152
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	198,685	(697)	9,330	33,465	42,098	8,563	(7,281)	(226)	54,516	55,572	97,670	296,355
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	311,653	(1,980)	17,133	65,578	80,731	1,933	(77,776)	(950)	153,179	76,386	157,117	468,770
T. Rowe Price All-Cap Opportunities Portfolio	4,152,823	(49,215)	819,652	714,100	1,484,537	40,072	(414,837)	(10,737)	(741,884)	(1,127,386)	357,151	4,509,974
T. Rowe Price Equity Income Portfolio	4,651,907	46,114	158	(24,806)	21,466	47,299	(464,654)	(10,983)	456,456	28,118	49,584	4,701,491
T. Rowe Price Moderate Allocation Portfolio	628,135	1,116	23,656	53,302	78,074	6,786	(30,930)	(421)	(7,361)	(31,926)	46,148	674,283
T. Rowe Price International Stock Portfolio	2,828,562	(16,167)	84,136	184,640	252,609	25,931	(272,507)	(6,983)	(414,645)	(668,204)	(415,595)	2,412,967

See accompanying notes.

12

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

Organization

COUNTRY Investors Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by COUNTRY Investors Life Assurance Company (the Company) in 2002 and exists in accordance with the rules and regulations of the Illinois Department of Insurance. The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts issued by the Company. The Company discontinued sales of variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following forty-three investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund

American Century Variable Portfolios, Inc.	Fidelity® Variable Insurance Products Funds (continued)
American Century VP Capital Appreciation Fund	Fidelity® VIP Growth Portfolio - Service Class 2
American Century VP Inflation Protection Bond Fund	Fidelity® VIP High Income Portfolio - Service Class 2
American Century VP Ultra® Fund	Fidelity® VIP Index 500 Portfolio - Initial Class
BNY Mellon Variable Investment Fund	Fidelity® VIP Index 500 Portfolio - Service Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Fidelity® VIP Mid Cap Portfolio - Service Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Fidelity® VIP Overseas Portfolio - Initial Class
Calvert Variable Products, Inc.	Fidelity® VIP Real Estate Portfolio - Service Class 2
Calvert VP EAFE International Index Portfolio - Class F	Franklin Templeton Variable Insurance Products Trust
Calvert VP Russell 2000® Small Cap Index Portfolio	Franklin Global Real Estate VIP Fund - Class 2
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	Franklin Mutual Shares VIP Fund - Class 2
Calvert VP S&P MidCap 400 Index Portfolio	Franklin Small Cap Value VIP Fund - Class 2
Calvert VP S&P MidCap 400 Index Portfolio - Class F	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Deutsche DWS Variable Series I	Franklin U.S. Government Securities VIP Fund - Class 2
DWS Global Small Cap VIP - Class A	Templeton Global Bond VIP Fund - Class 2
Deutsche DWS Variable Series II	Templeton Growth VIP Fund - Class 2
DWS International Growth VIP - Class A (1)	J.P. Morgan Insurance Trust
Federated Hermes Insurance Series	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
Federated Hermes Government Money Fund II - Service Shares	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
Federated Hermes Managed Volatility Fund II - Primary Shares	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2
Federated Hermes Quality Bond Fund II - Primary Shares	T. Rowe Price Equity Series, Inc.
Fidelity® Variable Insurance Products Funds	T. Rowe Price All-Cap Opportunities Portfolio (2)
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price Equity Income Portfolio
Fidelity® VIP Contrafund® Portfolio - Service Class 2	T. Rowe Price Moderate Allocation Portfolio
Fidelity® VIP Disciplined Small Cap - Service Class 2	T. Rowe Price International Series, Inc
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price International Stock Portfolio
Fidelity® VIP Growth Portfolio - Initial Class

13

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2021; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets for the year ended December 31, 2021 have not been presented herein.
(2)	The name of the following investment option changed during the year:

Current Name	Former Name
T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price New America Growth Portfolio

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2021, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

14

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.20% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $10 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

15

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2021:

Subaccount	Cost of Purchases	Proceeds from Sales

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$13,265	$7,119
American Century VP Inflation Protection Bond Fund	1,210	649
American Century VP Ultra® Fund	28,126	6,058

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	6,787	1,947
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	11,613	5,020
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	6,787	18,061

Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	119,479	181,268
Calvert VP Russell 2000® Small Cap Index Portfolio	21,023	18,065
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	2,680	6,144
Calvert VP S&P MidCap 400 Index Portfolio	12,295	13,212
Calvert VP S&P MidCap 400 Index Portfolio - Class F	2,487	3,636

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	144	503

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	36,224	34,947
Federated Hermes Managed Volatility Fund II - Primary Shares	15,405	11,594
Federated Hermes Quality Bond Fund II - Primary Shares	166,625	692,245

16

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	$404,885	$516,519
Fidelity® VIP Contrafund® Portfolio - Service Class 2	61,894	13,976
Fidelity® VIP Disciplined Small Cap - Service Class 2	4	5
Fidelity® VIP Growth & Income Portfolio - Initial Class	19,364	7,683
Fidelity® VIP Growth Portfolio - Initial Class	126,626	13,624
Fidelity® VIP Growth Portfolio - Service Class 2	18,282	1,258
Fidelity® VIP High Income Portfolio - Service Class 2	522	1,104
Fidelity® VIP Index 500 Portfolio - Initial Class	102,210	357,216
Fidelity® VIP Index 500 Portfolio - Service Class 2	168,702	343,930
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,994,067	598,880
Fidelity® VIP Mid Cap Portfolio - Service Class 2	539,101	1,274,588
Fidelity® VIP Overseas Portfolio - Initial Class	185,562	113,678
Fidelity® VIP Real Estate Portfolio - Service Class 2	52,090	77,219

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	40,918	76,468
Franklin Mutual Shares VIP Fund - Class 2	3,452	36,323
Franklin Small Cap Value VIP Fund - Class 2	69,403	276,799
Franklin Small-Mid Cap Growth VIP Fund - Class 2	23,293	13,146
Franklin U.S. Government Securities VIP Fund - Class 2	9,791	5,492
Templeton Global Bond VIP Fund - Class 2	1,022	586
Templeton Growth VIP Fund - Class 2	4,255	23,717

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	26,557	43,112
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	13,442	61,095
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	31,989	129,704

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	1,162,409	467,050
T. Rowe Price Equity Income Portfolio	611,521	902,459
T. Rowe Price Moderate Allocation Portfolio	95,214	54,219

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	621,043	274,971

17

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2021 and 2020:

	Period Ended December 31,
	2021			2020
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	69	150	(81)	420	434	(14)
American Century VP Inflation Protection Bond Fund	35	28	7	651	7,982	(7,331)
American Century VP Ultra® Fund	61	30	31	1,890	919	971

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	38	33	5	109	373	(264)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	51	84	(33)	61	436	(375)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	271	644	(373)	328	2,537	(2,209)

Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	4,491	7,603	(3,112)	1,951	14,448	(12,497)
Calvert VP Russell 2000® Small Cap Index Portfolio	128	366	(238)	507	3,166	(2,659)
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	17	108	(91)	127	712	(585)
Calvert VP S&P MidCap 400 Index Portfolio	58	243	(185)	153	973	(820)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	12	73	(61)	158	1,226	(1,068)

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	3	7	(4)	30	5	25

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	-	-	-	-	75	(75)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	4,017	3,264	753	34,487	6,575	27,912
Federated Hermes Managed Volatility Fund II - Primary Shares	565	448	117	1,338	2,213	(875)
Federated Hermes Quality Bond Fund II - Primary Shares	8,994	53,068	(44,074)	4,150	55,206	(51,056)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,420	9,984	(8,564)	1,163	8,741	(7,578)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	41	137	(96)	2,874	6,216	(3,342)
Fidelity® VIP Growth & Income Portfolio - Initial Class	52	144	(92)	101	352	(251)
Fidelity® VIP Growth Portfolio - Initial Class	113	134	(21)	173	2,966	(2,793)
Fidelity® VIP Growth Portfolio - Service Class 2	3	3	-	255	252	3
Fidelity® VIP High Income Portfolio - Service Class 2	5	41	(36)	255	5,180	(4,925)
Fidelity® VIP Index 500 Portfolio - Initial Class	1,155	7,987	(6,832)	1,341	21,479	(20,138)
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,380	5,782	(3,402)	1,518	17,428	(15,910)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	132,086	41,888	90,198	59,269	41,139	18,130
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,062	27,787	(25,725)	11,954	14,957	(3,003)
Fidelity® VIP Overseas Portfolio - Initial Class	4,904	4,344	560	813	6,866	(6,053)
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,030	1,513	(483)	2,361	3,037	(676)

18

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2021			2020
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	1,513	4,220	(2,707)	2,239	1,288	951
Franklin Mutual Shares VIP Fund - Class 2	23	1,392	(1,369)	241	2,385	(2,144)
Franklin Small Cap Value VIP Fund - Class 2	690	6,925	(6,235)	4,474	2,692	1,782
Franklin Small-Mid Cap Growth VIP Fund - Class 2	31	222	(191)	28	527	(499)
Franklin U.S. Government Securities VIP Fund - Class 2	500	303	197	318	183	135
Templeton Global Bond VIP Fund - Class 2	78	25	53	68	41	27
Templeton Growth VIP Fund - Class 2	162	1,189	(1,027)	438	258	180

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	144	1,011	(867)	332	925	(593)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	101	1,420	(1,319)	2,380	305	2,075
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	363	2,401	(2,038)	5,401	2,746	2,655

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	3,238	6,291	(3,053)	1,701	25,178	(23,477)
T. Rowe Price Equity Income Portfolio	6,307	28,431	(22,124)	27,303	25,366	1,937
T. Rowe Price Moderate Allocation Portfolio	769	1,545	(776)	421	1,721	(1,300)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	17,657	10,176	7,481	3,302	36,302	(33,000)

19

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2021, 2020, 2019, 2018 and 2017, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)
American Century VP Capital Appreciation Fund:
2021	2,180	$42.00	$91,574	-%	1.20%	9.86%
2020	2,261	38.23	86,460	-	1.20	40.76
2019	2,275	27.16	61,801	-	1.20	33.95
2018	2,326	20.28	47,163	-	1.20	(6.33)
2017	2,016	21.65	43,634	-	1.20	20.41
American Century VP Inflation Protection Bond Fund:
2021	1,403	15.31	21,483	3.39	1.20	5.30
2020	1,396	14.54	20,286	1.12	1.20	8.51
2019	8,727	13.40	116,915	2.53	1.20	7.89
2018	9,881	12.42	122,728	3.10	1.20	(3.72)
2017	9,824	12.90	126,742	2.84	1.20	2.71
American Century VP Ultra® Fund:
2021	7,167	59.63	427,363	-	1.20	21.69
2020	7,136	49.00	349,653	-	1.20	48.08
2019	6,165	33.09	204,020	-	1.20	32.98
2018	6,116	24.88	152,192	0.25	1.20	(0.44)
2017	5,976	24.99	149,365	0.37	1.20	30.63
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2021	1,379	45.17	62,289	0.44	1.20	25.61
2020	1,374	35.96	49,393	0.77	1.20	22.23
2019	1,638	29.42	48,179	1.17	1.20	34.49
2018	1,717	21.88	37,559	1.24	1.20	(7.95)
2017	1,976	23.77	46,956	1.33	1.20	25.83
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2021	3,329	45.83	152,558	0.48	1.20	24.13
2020	3,362	36.92	124,099	0.77	1.20	23.15
2019	3,737	29.98	112,019	1.08	1.20	27.61
2018	3,851	23.49	90,467	0.80	1.20	(5.85)
2017	4,331	24.95	108,039	0.76	1.20	18.30
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2021	6,096	26.07	158,909	0.11	1.20	15.10
2020	6,469	22.65	146,529	0.76	1.20	18.46
2019	8,678	19.12	165,931	-	1.20	20.34
2018	10,204	15.89	162,123	-	1.20	(20.03)
2017	11,064	19.87	219,902	-	1.20	23.19
Calvert VP EAFE International Index Portfolio - Class F:
2021	64,255	22.56	1,449,898	1.78	1.20	9.30
2020	67,367	20.64	1,390,186	3.22	1.20	6.28
2019	79,864	19.42	1,550,704	2.34	1.20	19.59
2018	105,498	16.24	1,713,179	3.50	1.20	(14.84)
2017	99,279	19.07	1,892,912	3.20	1.20	23.03

20

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Calvert VP Russell 2000® Small Cap Index Portfolio:
2021	13,553	$35.88	$486,330	0.75%	1.20%	13.15%
2020	13,791	31.71	437,294	1.04	1.20	18.23
2019	16,450	26.82	441,194	0.93	1.20	23.59
2018	16,904	21.70	366,812	1.07	1.20	(12.29)
2017	17,792	24.74	440,218	0.75	1.20	13.02
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2021	979	53.40	52,258	0.75	1.20	12.94
2020	1,070	47.28	50,609	1.01	1.20	17.99
2019	1,655	40.07	66,325	0.93	1.20	23.33
2018	1,507	32.49	48,969	1.07	1.20	(12.52)
2017	1,467	37.14	54,477	0.78	1.20	12.75
Calvert VP S&P MidCap 400 Index Portfolio:
2021	6,278	45.77	287,343	0.84	1.20	22.94
2020	6,463	37.23	240,634	1.21	1.20	11.97
2019	7,283	33.25	242,160	1.19	1.20	24.35
2018	7,624	26.74	203,868	1.14	1.20	(12.39)
2017	8,310	30.52	253,634	0.71	1.20	14.52
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2021	1,240	45.63	56,580	0.84	1.20	22.73
2020	1,301	37.18	48,368	1.03	1.20	11.75
2019	2,369	33.27	78,831	1.17	1.20	24.06
2018	2,370	26.82	63,559	1.16	1.20	(12.61)
2017	2,350	30.69	72,117	0.78	1.20	14.26
DWS Global Small Cap VIP - Class A:
2021	557	38.74	21,560	0.36	1.20	13.57
2020	561	34.11	19,151	0.79	1.20	15.98
2019	536	29.41	15,774	-	1.20	19.84
2018	719	24.54	17,655	0.27	1.20	(21.47)
2017	754	31.25	23,576	-	1.20	18.64
DWS International Growth VIP - Class A:
2021	-	-	-	-	-	-
2020	-	-	-	1.51	1.20	12.19
2019	75	17.23	1,289	1.28	1.20	29.69
2018	75	13.29	997	0.94	1.20	(17.66)
2017	75	16.14	1,215	0.36	1.20	23.96
Federated Hermes Government Money Fund II - Service Shares:
2021	51,941	9.13	474,229	-	1.20	(1.19)
2020	51,188	9.24	472,952	0.11	1.20	(0.96)
2019	23,276	9.33	217,208	1.63	1.20	0.42
2018	24,197	9.29	224,819	1.21	1.20	-
2017	34,913	9.29	324,236	0.31	1.20	(0.85)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2021	18,519	19.63	363,463	1.74	1.20	17.12
2020	18,402	16.76	308,412	2.64	1.20	(0.30)
2019	19,277	16.81	323,954	2.08	1.20	18.84
2018	20,121	14.15	284,614	2.15	1.20	(9.53)
2017	10,618	15.64	166,039	3.63	1.20	16.72

21

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Federated Hermes Quality Bond Fund II - Primary Shares:
2021	87,276	$12.52	$1,092,710	2.89%	1.20%	(2.57	) %
2020	131,350	12.85	1,687,802	3.10	1.20	6.82
2019	182,406	12.03	2,193,912	3.18	1.20	8.17
2018	240,920	11.12	2,679,393	3.07	1.20	(1.77)
2017	256,316	11.32	2,902,212	3.35	1.20	2.82
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2021	49,857	58.41	2,912,287	0.06	1.20	26.32
2020	58,421	46.24	2,701,485	0.24	1.20	29.02
2019	65,999	35.84	2,365,509	0.46	1.20	30.02
2018	72,386	27.57	1,995,345	0.62	1.20	(7.48)
2017	107,151	29.80	3,192,957	0.99	1.20	20.45
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2021	7,911	65.51	518,196	0.03	1.20	26.01
2020	8,007	51.99	416,252	0.08	1.20	28.69
2019	11,349	40.40	458,466	0.22	1.20	29.73
2018	11,542	31.14	359,447	0.26	1.20	(7.76)
2017	122,645	33.76	4,140,482	0.74	1.20	20.14
Fidelity® VIP Disciplined Small Cap - Service Class 2:
2021	6	34.96	196	-	1.20	18.71
2020	6	29.45	167	0.78	1.20	17.24
2019	6	25.12	144	0.74	1.20	22.69
2018	6	20.47	119	0.43	1.20	(13.67)
2017	23	23.71	535	0.22	1.20	5.47
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2021	7,410	37.00	274,172	2.44	1.20	24.45
2020	7,502	29.73	223,023	2.14	1.20	6.56
2019	7,753	27.90	216,284	3.56	1.20	28.53
2018	8,923	21.71	193,697	0.34	1.20	(10.07)
2017	9,468	24.14	228,542	1.29	1.20	15.56
Fidelity® VIP Growth Portfolio - Initial Class:
2021	10,981	58.33	640,507	-	1.20	21.75
2020	11,002	47.91	527,108	0.08	1.20	42.21
2019	13,795	33.69	464,827	0.26	1.20	32.71
2018	14,412	25.39	365,861	0.24	1.20	(1.36)
2017	14,675	25.74	377,688	0.22	1.20	33.58
Fidelity® VIP Growth Portfolio - Service Class 2:
2021	1,225	76.83	94,084	-	1.20	21.45
2020	1,225	63.26	77,511	0.04	1.20	41.84
2019	1,222	44.60	54,494	0.05	1.20	32.40
2018	919	33.68	30,962	0.04	1.20	(1.64)
2017	1,089	34.24	37,302	0.08	1.20	33.23
Fidelity® VIP High Income Portfolio - Service Class 2:
2021	294	25.45	7,474	5.28	1.20	3.04
2020	330	24.70	8,152	1.76	1.20	1.23
2019	5,255	24.40	128,215	4.91	1.20	13.42
2018	6,617	21.51	142,361	5.59	1.20	(4.78)
2017	6,611	22.59	149,358	2.20	1.20	5.66

22

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Fidelity® VIP Index 500 Portfolio - Initial Class:
2021	70,977	$47.66	$3,382,552	1.25%	1.20%	27.06%
2020	77,809	37.51	2,918,577	1.70	1.20	16.85
2019	97,947	32.10	3,144,549	1.96	1.20	29.78
2018	104,582	24.73	2,586,745	1.87	1.20	(5.65)
2017	107,793	26.21	2,825,286	1.78	1.20	20.28
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2021	53,120	60.41	3,209,179	1.03	1.20	26.73
2020	56,522	47.67	2,694,288	1.46	1.20	16.55
2019	72,432	40.90	2,962,555	1.74	1.20	29.47
2018	80,917	31.59	2,556,223	1.57	1.20	(5.87)
2017	85,085	33.56	2,855,450	1.46	1.20	19.99
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class:
2021	459,602	13.02	5,984,192	2.20	1.20	(1.81)
2020	369,404	13.26	4,897,188	2.31	1.20	8.16
2019	351,274	12.26	4,308,155	2.67	1.20	8.33
2018	387,692	11.32	4,387,673	2.44	1.20	(1.65)
2017	428,307	11.51	4,931,939	2.73	1.20	2.95
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2021	58,038	48.99	2,843,200	0.31	1.20	23.84
2020	83,763	39.56	3,313,956	0.41	1.20	16.46
2019	86,766	33.97	2,947,445	0.69	1.20	21.72
2018	84,100	27.91	2,347,158	0.42	1.20	(15.81)
2017	73,675	33.15	2,441,981	0.59	1.20	19.16
Fidelity® VIP Overseas Portfolio - Initial Class:
2021	30,688	27.42	841,391	0.55	1.20	18.29
2020	30,128	23.18	698,374	0.42	1.20	14.24
2019	36,181	20.29	734,158	2.48	1.20	26.25
2018	18,111	16.07	291,081	1.55	1.20	(15.82)
2017	18,944	19.09	361,718	1.41	1.20	28.73
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2021	11,697	55.17	645,297	0.94	1.20	37.00
2020	12,180	40.27	490,463	1.91	1.20	(7.89)
2019	12,856	43.72	562,113	1.43	1.20	21.49
2018	15,146	35.99	545,041	2.84	1.20	(7.55)
2017	12,710	38.93	494,799	1.57	1.20	2.53
Franklin Global Real Estate VIP Fund - Class 2:
2021	29,679	19.59	581,428	0.89	1.20	25.26
2020	32,386	15.64	506,412	3.18	1.20	(6.52)
2019	31,435	16.73	525,775	2.65	1.20	20.96
2018	35,057	13.83	484,868	2.58	1.20	(7.86)
2017	34,196	15.01	513,456	3.09	1.20	9.16
Franklin Mutual Shares VIP Fund - Class 2:
2021	4,117	25.07	103,197	2.59	1.20	17.81
2020	5,486	21.28	116,769	2.67	1.20	(6.21)
2019	7,630	22.69	173,099	1.79	1.20	21.14
2018	7,452	18.73	139,571	2.43	1.20	(10.17)
2017	7,494	20.85	156,231	2.24	1.20	7.09

23

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Franklin Small Cap Value VIP Fund - Class 2:
2021	28,389	$40.95	$1,162,514	1.03%	1.20%	23.90%
2020	34,624	33.05	1,144,510	1.43	1.20	3.93
2019	32,842	31.80	1,044,471	1.05	1.20	24.84
2018	35,741	25.47	910,405	0.95	1.20	(13.92)
2017	47,499	29.59	1,405,607	0.57	1.20	9.35
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2021	3,641	49.81	181,379	-	1.20	8.71
2020	3,832	45.82	175,562	-	1.20	53.24
2019	4,331	29.90	129,486	-	1.20	29.89
2018	4,566	23.02	105,105	-	1.20	(6.50)
2017	4,704	24.62	115,825	-	1.20	19.98
Franklin U.S. Government Securities VIP Fund - Class 2:
2021	9,474	13.24	125,445	2.47	1.20	(3.00)
2020	9,277	13.65	126,623	3.49	1.20	2.63
2019	9,142	13.30	121,626	2.91	1.20	3.95
2018	14,795	12.79	189,290	2.73	1.20	(0.85)
2017	16,613	12.90	214,393	2.29	1.20	0.08
Templeton Global Bond VIP Fund - Class 2:
2021	1,656	12.67	20,977	-	1.20	(6.08)
2020	1,603	13.49	21,624	8.56	1.20	(6.45)
2019	1,576	14.42	22,716	7.17	1.20	0.83
2018	1,676	14.30	23,962	-	1.20	0.70
2017	1,744	14.20	24,766	-	1.20	0.71
Templeton Growth VIP Fund - Class 2:
2021	6,505	18.92	123,089	1.08	1.20	3.61
2020	7,532	18.26	137,540	3.00	1.20	4.52
2019	7,352	17.47	128,426	2.79	1.20	13.81
2018	7,738	15.35	118,775	1.97	1.20	(15.89)
2017	7,965	18.25	145,336	1.60	1.20	17.14
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2021	8,433	44.73	377,247	0.91	1.20	28.35
2020	9,300	34.85	324,152	1.44	1.20	(0.83)
2019	9,893	35.14	347,687	1.60	1.20	25.25
2018	10,199	28.06	286,146	0.97	1.20	(12.88)
2017	11,170	32.21	359,767	0.79	1.20	12.43
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2021	7,085	42.30	299,679	0.53	1.20	19.97
2020	8,404	35.26	296,355	0.84	1.20	12.33
2019	6,329	31.39	198,685	0.39	1.20	23.09
2018	6,903	25.50	176,032	0.41	1.20	(13.00)
2017	8,681	29.31	254,427	0.37	1.20	13.87
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2:
2021	8,355	53.96	450,820	0.31	1.20	19.65
2020	10,393	45.10	468,770	0.59	1.20	11.97
2019	7,738	40.28	311,653	0.18	1.20	22.80
2018	7,800	32.80	255,845	0.08	1.20	(13.25)
2017	14,083	37.81	532,479	0.14	1.20	13.58

24

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

T. Rowe Price All-Cap Opportunities Portfolio:
2021	71,804	$71.91	$5,163,728	-%	1.20%	19.35%
2020	74,857	60.25	4,509,974	-	1.20	42.67
2019	98,334	42.23	4,152,823	0.39	1.20	33.33
2018	115,644	31.67	3,662,777	0.28	1.20	(0.06)
2017	27,796	31.69	880,774	0.10	1.20 3	2.87
T. Rowe Price Equity Income Portfolio:
2021	158,139	32.36	5,116,898	1.56	1.20	24.08
2020	180,263	26.08	4,701,491	2.35	1.20	(0.04)
2019	178,326	26.09	4,651,907	2.32	1.20	24.92
2018	186,233	20.89	3,889,524	1.93	1.20	(10.57)
2017	248,192	23.36	5,797,115	1.70	1.20	14.68
T. Rowe Price Moderate Allocation Portfolio:
2021	23,145	30.66	709,530	0.98	1.20	8.76
2020	23,921	28.19	674,283	1.38	1.20	13.17
2019	25,221	24.91	628,135	1.94	1.20	18.41
2018	32,385	21.04	681,297	1.77	1.20	(6.20)
2017	36,817	22.43	825,827	1.50	1.20	16.04
T. Rowe Price International Stock Portfolio:
2021	108,804	23.84	2 ,594,207	0.61	1.20	0 .13
2020	101,323	23.81	2,412,967	0.51	1.20	13.06
2019	134,323	21.06	2,828,562	2.15	1.20	26.28
2018	169,558	16.68	2,827,866	1.38	1.20	(15.20)
2017	172,506	19.67	3,393,959	1.05	1.20	26.33

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COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.

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